OTHER PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER PROVISIONS [Abstract]
Schedule of other provisions
	Current liabilities		Non-current liabilities		Total Liabilities
	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2021	2020	2021	2020	2021	2020
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Provision for contingencies (1)
Tax contingencies	24,330	21,188	490,217	364,342	514,547	385,530
Civil contingencies	3,154	2,266	92,955	103,984	96,109	106,250
Labor contingencies	388	320	98,254	48,115	98,642	48,435
Other	-	-	21,855	17,821	21,855	17,821
Provision for European
Commission investigation (2)	-	-	9,300	10,097	9,300	10,097
Provisions for onerous contracts (3)	-	-	-	44,000	-	44,000
Total other provisions (4)	27,872	23,774	712,581	588,359	740,453	612,133

(1)	Provisions for contingencies:

The tax contingencies correspond to litigation and tax criteria related to the tax treatment applicable to direct and indirect taxes, which are found in both administrative and judicial stage.

The civil contingencies correspond to different demands of civil order filed against the Company.

The labor contingencies correspond to different demands of labor order filed against the Company.

The Provisions are recognized in the consolidated income statement in administrative expenses or tax expenses, as appropriate.

(2)	Provision made for proceedings brought by the European Commission for possible breaches of free competition in the freight market.

(3)	Based on market information on the drop in the price of some assets, a provision was made for onerous contracts associated with the purchase commitments of aircraft.

(4)	Total other provision as of December 31, 2021, and December 31, 2020, include the fair value correspond to those contingencies from the business combination with TAM S.A and subsidiaries, with a probability of loss under 50%, which are not provided for the normal application of IFRS enforcement and that only must be recognized in the context of a business combination in accordance with IFRS 3.

Schedule of movement of provisions
		European
	Legal	Commission	Onerous
	claims (1)	Investigation (2)	Contracts	Total
	ThUS$	ThUS$	ThUS$	ThUS$

Opening balance as of January 1, 2019	298,886	9,403	-	308,289
Increase in provisions	134,847	-	-	134,847
Provision used	(82,212)	-	-	(82,212)
Difference by subsidiaries conversion	(10,764)	-	-	(10,764)
Reversal of provision	(58,063)	-	-	(58,063)
Exchange difference	(302)	(186)	-	(488)
Closing balance as of December 31, 2019	282,392	9,217	-	291,609
Opening balance as of January 1, 2020	282,392	9,217	-	291,609
Increase in provisions	408,078	-	44,000	452,078
Provision used	(47,238)	-	-	(47,238)
Difference by subsidiaries conversion	(58,654)	-	-	(58,654)
Reversal of provision	(25,563)	-	-	(25,563)
Exchange difference	(979)	880	-	(99)
Closing balance as of December 31, 2020	558,036	10,097	44,000	612,133
Opening balance as of January 1, 2021	558,036	10,097	44,000	612,133
Increase in provisions	403,229	-	-	403,229
Provision used	(84,497)	-	-	(84,497)
Difference by subsidiaries conversion	(25,531)	-	-	(25,531)
Reversal of provision	(119,029)	-	(44,000)	(163,029)
Exchange difference	(1,055)	(797)	-	(1,852)
Closing balance as of December 31, 2021	731,153	9,300	-	740,453

(1)	Accumulated balances include a judicial deposit delivered in guarantee, with respect to the “Fundo Aeroviario” (FA), for MUS$ 65, made in order to suspend the collection and the application of a fine. The Company is discussing in Court the constitutionality of the requirement made by FA calculated at the ratio of 2.5% on the payroll in a legal claim. Initially the payment of said contribution was suspended by a preliminary judicial decision and about 10 years later, this same decision was reversed. As the decision is not final, the Company has deposited the securities open until that date, in order to avoid collection processing and the application of the fine.

(2)	European Commission Provision